Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(a)
............... USD 81 $ 70,596
Total Asset-Backed Securities — 0 .0%
(Cost: $ 80,777 ) ................................. 70,596
Non-Agency Mortgage-Backed Securities
(b)
Commercial Mortgage-Backed Securities — 0.5%
(a)
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
6.72%, 06/15/36 .................. 780 757,876
J.P. Morgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.73%),
7.06%, 10/15/33 ................ 343 327,624
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.46%, 10/15/33 ................ 400 311,068
1,396,568
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 1.06%,
05/15/53
(a)
...................... 980 41,113
BANK
Series 2020-BN29, Class XA, 1.43%,
11/15/53 ..................... 2,702 171,823
Series 2021-BN33, Class XA, 1.16%,
05/15/64 ..................... 9,596 467,861
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.72%,
10/15/53 ..................... 10,912 668,222
Series 2020-B21, Class XA, 1.55%,
12/17/53
(a)
.................... 2,702 175,066
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.67%,
11/15/51 ..................... 2,801 51,613
Series 2019-C16, Class XA, 1.70%,
06/15/52 ..................... 10,007 585,243
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.58%, 10/15/52 ....... 7,281 425,943
2,586,884
Total Non-Agency Mortgage-Backed Securities — 1 .4%
(Cost: $ 4,415,957 ) ............................... 3,983,452
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.1%
Federal National Mortgage Association , Series
2011-8 , Class ZA , 4.00% , 02/25/41 ...... 644 604,325
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 6.64% , 10/25/53 .......... 1,473 1,472,157
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 6.74% , 11/25/53 ........... 304 306,059
Government National Mortgage
Association , Series 2016-123 , Class LM ,
3.00% , 09/20/46 .................. 500 401,921
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.62% , 07/20/39
(b)
.............. USD 428 $ 435,908
3,220,370
Interest Only Collateralized Mortgage Obligations — 2.0%
Federal National Mortgage Association
Series 2020-32 , 4.00% , 05/25/50 ....... 1,217 249,507
Series 2020-32 , Class PI , 4.00% , 05/25/50 1,258 263,886
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,452 269,212
Series 2020-146 , Class DI , 2.50% , 10/20/50 2,103 274,188
Series 2020-149 , Class IA , 2.50% , 10/20/50 17,200 2,251,378
Series 2020-175 , Class DI , 2.50% , 11/20/50 705 96,092
Series 2020-185 , Class MI , 2.50% , 12/20/50 2,564 363,614
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,721 1,229,150
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,650 1,124,127
6,121,154
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.53% , 07/25/30 .. 1,396 92,710
Series K119 , Class X1 , 1.02% , 09/25/30 .. 2,342 106,306
Series K122 , Class X1 , 0.97% , 11/25/30 .. 3,396 147,724
Government National Mortgage Association
Variable Rate Notes
Series 2005-9 , 0.30% , 01/16/45 ........ 693 17
Series 2005-50 , 0.28% , 06/16/45 ....... 1,303 5,804
Series 2006-30 , 2.79% , 05/16/46 ....... 205 45
Series 2016-151 , 0.89% , 06/16/58 ...... 3,158 134,720
Series 2017-61 , 0.70% , 05/16/59 ....... 1,114 40,544
527,870
Mortgage-Backed Securities — 146.5%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 617 581,063
2.50% , 07/01/30
(c)
................. 4 3,882
3.00% , 09/01/27 - 08/01/30 ........... 402 385,123
3.00% , 07/01/30
(c)
................. 89 85,028
5.00% , 04/01/36 - 11/01/48 ........... 481 475,702
5.50% , 06/01/41 .................. 438 440,110
Federal National Mortgage Association ,
3.50% , 11/01/46 .................. 728 673,642
Government National Mortgage Association
2.00% , 04/20/51 .................. 2,066 1,629,523
2.00% , 07/15/54
(d)
................. 13,021 10,536,063
2.50% , 02/20/51 - 01/20/52 ........... 15,356 12,767,346
2.50% , 07/15/54
(d)
................. 13,635 11,459,988
3.00% , 07/20/48 - 11/20/51 ........... 22,696 20,017,721
3.00% , 07/15/54
(d)
................. 246 213,945
3.50% , 01/20/41 - 02/20/52 ........... 45,118 40,396,968
3.50% , 07/15/54
(d)
................. 110 98,759
4.00% , 12/20/41 - 01/20/52 ........... 25,815 23,922,439
4.00% , 07/15/54
(d)
................. 179 165,400
4.50% , 03/15/47 - 05/20/50 ........... 1,939 1,848,226
4.50% , 07/15/54
(d)
................. 442 420,174
5.00% , 12/15/38 - 06/20/52 ........... 4,503 4,450,603
5.50% , 09/20/52 - 04/20/53 ........... 6,893 6,882,272
5.50% , 07/15/54
(d)
................. 407 403,784
6.00% , 10/20/52 - 12/20/52 ........... 2,315 2,357,461
6.50% , 12/20/52 - 04/20/54 ........... 4,671 4,803,065
7.00% , 04/20/54 .................. 995 1,035,244
Uniform Mortgage-Backed Securities
1.50% , 07/25/39 - 07/25/54
(d)
.......... 7,877 6,199,068
2.00% , 10/01/31 - 11/01/51 ........... 4,541 3,658,378

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% , 11/01/31
(c)
................. USD 98 $ 90,120
2.00% , 07/25/39 - 07/25/54
(d)
.......... 58,998 47,325,231
2.50% , 04/01/30 - 02/01/52 ........... 7,463 6,558,473
2.50% , 08/01/30 - 12/01/51
(c)
.......... 2,004 1,769,294
2.50% , 07/25/54
(d)
................. 21,256 17,354,035
3.00% , 04/01/28 - 08/01/52
(c)
.......... 20,979 17,931,338
3.00% , 05/01/28 - 12/01/35 ........... 1,696 1,615,577
3.00% , 07/25/54
(d)
................. 15,173 12,905,446
3.50% , 11/01/28 - 07/01/52 ........... 5,236 4,722,436
3.50% , 07/25/54
(d)
................. 22,250 19,691,250
4.00% , 09/01/33 - 04/01/50
(c)
.......... 26 24,529
4.00% , 10/01/33 - 08/01/52 ........... 35,827 32,820,116
4.50% , 02/01/25 - 08/01/52 ........... 36,085 34,356,050
5.00% , 11/01/32 - 06/01/54 ........... 70,633 68,484,994
5.50% , 02/01/35 - 04/01/41 ........... 1,262 1,266,356
5.50% , 07/25/54
(d)
................. 892 879,700
6.00% , 04/01/35 - 06/01/41 ........... 1,197 1,220,361
6.00% , 07/25/54
(d)
................. 7,048 7,067,547
6.50% , 05/01/40 .................. 266 274,040
6.50% , 07/25/54
(d)
................. 5,165 5,256,598
437,524,468
Principal Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51
(e)
........... 1,177 846,623
Total U.S. Government Sponsored Agency Securities — 150 .1%
(Cost: $ 472,644,664 ) .............................. 448,240,485
Total Long-Term Investments — 151.5%
(Cost: $ 477,141,398 ) .............................. 452,294,533
Shares
Shares
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(f) (g)
.................. 4,245,074 4,245,074
Total Short-Term Securities — 1 .4%
(Cost: $ 4,245,074 ) ............................... 4,245,074
Security
Shares
Shares Value
Total Options Purchased — 0 .0%
( Cost: $ 19,402 ) ................................. $ 20,514
Total Investments Before Options Written and TBA Sale
Commitments — 152 .9%
(Cost: $ 481,405,874 ) .............................. 456,560,121
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (482,893) ) .................... (269,723)
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — ( 38 .8 ) %
Government National Mortgage Association ,
5.00% , 07/15/54 .................. USD (442) (430,356)
Uniform Mortgage-Backed Securities
2.50% , 07/25/39 .................. (5,614) (5,068,299)
3.00% , 07/25/39 .................. (1,555) (1,438,369)
3.50% , 07/25/39 - 07/25/54 ........... (2,644) (2,391,369)
4.00% , 07/25/54 .................. (20,793) (19,024,882)
4.50% , 07/25/54 .................. (20,547) (19,369,561)
5.00% , 07/25/54 .................. (69,977) (67,626,210)
5.50% , 07/25/54 .................. (649) (640,051)
Total TBA Sale Commitments — ( 38 .8 ) %
(Proceeds: $ (115,881,994) ) ......................... (115,989,097)
Total Investments Net of Options Written and TBA Sale
Commitments — 114 .0%
(Cost: $ 365,040,987 ) .............................. 340,301,301
Liabilities in Excess of Other Assets — (14.0) % ............ (41,728,844)
Net Assets — 100.0% ...............................
$ 298,572,457
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)
Represents or includes a TBA transaction.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Impact Mortgage Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,870,571 $ 1,374,503
(a)
$ — $ — $ — $ 4,245,074 4,245,074 $ 110,486 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Cantor Fitzgerald & Co. .. 5 .46% 06/12/24 07/15/24   $ 15,454,839 $ 15,497,031
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   582,061 583,650
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   55,537 55,689
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   119,220 119,545
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   3,773 3,783
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   94,648 94,906
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   82,621 82,847
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   116,837 117,156
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   4,789 4,802
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   43,051 43,168
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   51,124 51,264
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   18,265 18,315
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   22,460 22,521
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   522,768 524,195
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   192,913 193,440
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   67,993 68,179
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   7,178 7,198
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   87,619 87,858
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   105,500 105,788
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   180,126 180,618
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   19,239 19,291
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 5 .46 06/12/24 07/15/24   184,769 185,273
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 18,017,330 $ 18,066,517

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Impact Mortgage Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 10 09/30/24 $ 2,042 $ (1,259)
U.S. Treasury 5-Year Note .................................................... 123 09/30/24 13,101 66,022
64,763
Short Contracts
U.S. Treasury 10-Year Note ................................................... 131 09/19/24 14,390 (102,438)
U.S. Treasury 10-Year Ultra Note ............................................... 95 09/19/24 10,762 (83,251)
U.S. Treasury Long Bond ..................................................... 22 09/19/24 2,593 12,975
U.S. Treasury Ultra Bond ..................................................... 8 09/19/24 997 (3,759)
(176,473)
$ (111,710)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Deutsche Bank AG 05/24/27 3 .91 % USD 129 $ 6,991
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.99% Annual Deutsche Bank AG 05/28/27 3 .99 USD 72 4,150
11,141
Put
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Deutsche Bank AG 05/24/27 3 .91 USD 129 6,141
10-Year Interest Rate Swap
(a)
3.99% Annual 1-day SOFR Annual Deutsche Bank AG 05/28/27 3 .99 USD 72 3,232
9,373
$ 20,514
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,800 $ (59,684)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,800 (66,095)
10-Year Interest Rate Swap
(a)
3.95% Annual 1-day SOFR Annual Deutsche Bank AG 05/08/26 3 .95 USD 139 (6,801)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 579 (29,318)
10-Year Interest Rate Swap
(a)
3.84% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 10 (459)
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Bank of America NA 05/22/26 3 .91 USD 172 (8,182)
(170,539)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,800 (33,812)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,800 (31,555)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.95% Annual Deutsche Bank AG 05/08/26 3 .95 USD 139 (5,243)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Impact Mortgage Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 % USD 579 $ (21,367)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 10 (428)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Bank of America NA 05/22/26 3 .91 USD 172 (6,779)
(99,184)
$ (269,723)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 16,600 $ (269,737) $ — $ (269,737)
1-day SOFR Annual 3.80% Annual 02/07/34 USD 1,600 (30,396) — (30,396)
$ (300,133) $ — $ (300,133)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Impact Mortgage Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 70,596 $ — $ 70,596
Non-Agency Mortgage-Backed Securities ........................ — 3,983,452 — 3,983,452
U.S. Government Sponsored Agency Securities .................... — 448,240,485 — 448,240,485
Short-Term Securities
Money Market Funds ...................................... 4,245,074 — — 4,245,074
Options Purchased
Interest rate contracts ...................................... — 20,514 — 20,514
Liabilities
Investments
TBA Sale Commitments .................................... — (115,989,097) — (115,989,097)
$ 4,245,074 $ 336,325,950 $ — $ 340,571,024
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 78,997 $ — $ — $ 78,997
Liabilities
Interest rate contracts ....................................... (190,707) (569,856) — (760,563)
$ (111,710) $ (569,856) $ — $ (681,566)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $18,066,517 are categorized as Level 2 within the fair value hierarchy.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Impact Mortgage Fund

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced